Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2015	December 31, 2014
Finished goods	$30,237	$88,362
Raw materials	162,623	237,556
Work-In-Process	38,880	41,449
Total	$231,740	$367,367

Property, Plant and Equipment, Useful Life [Table Text Block]
	Years
Computers and office equipment	3	-	7
Leasehold improvements		5
Manufacturing Tooling	3	-	7
Demo Equipment		3

Property, Plant and Equipment [Table Text Block]
	December 31, 2015	December 31, 2014
Computers and office equipment	$153,553	$123,708
Leasehold Improvements	23,874	23,874
Manufacturing Tooling	97,288	97,288
Demo Equipment	8,962	30,576
Total	283,677	275,446
Less: Accumulated Depreciation	144,079	78,967
Total Fixed Assets, Net	$139,598	$196,479